AVAILABLE FOR SALE SECURITIES AND MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Long-term - security bond Maturity year	Perpetual	[1]
Short-term - security bond	$ 2,836	[2]	$ 0	[2]
Long-term - security bond	517	[1]	504	[1]
Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term - security bond	2,757	[2]	0	[2]
Corporate Bond Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term - security bond	$ 79	[2]	$ 0	[2]

[1]	As of December 31, 2013 the company held a long term security bond which is classified as available for sale security and is presented in its fair value. The fair value of the available for sale securities based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC820).
[2]	The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company’s investment policy requires investments to be investment grade, rated single-A or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio based on quoted prices in active markets.